Description of the Plan (Narrative) (Details) - EBP 007 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan
Maximum contribution by participant (percent)	50.00%
Maximum catch-up contribution by participant (percent)	3.00%
Vesting percentage (percent)	100.00%
Forfeited nonvested account	$ 321,198	$ 234,843
Decrease related to forfeiture of nonvested account	318,992
Decrease related to administrative expenses in nonvested forfeited accounts	$ 90,202
Maximum notes receivable borrowing (percentage)	50.00%
Maximum notes receivable borrowing	$ 50,000
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	9.50%
Donaldson Company, Inc. Common Stock Fund
EBP, Description of Plan
Maximum contribution by participant (percent)	15.00%